THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Communications - 4.4%
Alphabet, Inc. - Class A (a)	4,700	$ 562,590
Alphabet, Inc. - Class C (a)	13,340	1,613,740
Booking Holdings, Inc. (a)	150	405,049
Meta Platforms, Inc. - Class A (a)	2,000	573,960
		3,155,339
Consumer Discretionary - 8.9%
Amazon.com, Inc. (a)	6,500	847,340
Home Depot, Inc. (The)	4,000	1,242,560
Lowe's Companies, Inc.	5,000	1,128,500
McDonald's Corporation	5,000	1,492,050
NIKE, Inc. - Class B	6,500	717,405
NVR, Inc. (a)	40	254,025
Tesla, Inc. (a)	2,500	654,425
		6,336,305
Consumer Staples - 4.3%
Coca-Cola Company (The)	3,500	210,770
Colgate-Palmolive Company	2,500	192,600
General Mills, Inc.	2,000	153,400
Kroger Company (The)	10,000	470,000
Procter & Gamble Company (The)	4,000	606,960
Walmart, Inc.	9,000	1,414,620
		3,048,350
Energy - 4.8%
Cheniere Energy, Inc.	6,000	914,160
Chevron Corporation	3,500	550,725
Devon Energy Corporation	11,000	531,740
Marathon Petroleum Corporation	2,400	279,840
ONEOK, Inc.	7,000	432,040
Phillips 66	3,750	357,675
Shell plc - ADR	6,600	398,508
		3,464,688
Financials - 12.8%
Aflac, Inc.	16,000	1,116,800
Ares Management Corporation - Class A	5,500	529,925
Berkshire Hathaway, Inc. - Class B (a)	1,500	511,500
Blackstone, Inc.	14,500	1,348,065
Brookfield Corporation	28,000	942,200
Charles Schwab Corporation (The)	9,000	510,120
CME Group, Inc.	3,500	648,515
Intercontinental Exchange, Inc.	1,500	169,620
JPMorgan Chase & Company	20,000	2,908,800
Marsh & McLennan Companies, Inc.	2,500	470,200
		9,155,745

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Health Care - 9.3%
Abbott Laboratories	9,500	$ 1,035,690
AbbVie, Inc.	11,500	1,549,395
Bio-Techne Corporation	27,500	2,244,825
Edwards Lifesciences Corporation (a)	4,800	452,784
GE HealthCare Technologies, Inc.	5,000	406,200
Thermo Fisher Scientific, Inc.	900	469,575
UnitedHealth Group, Inc.	1,100	528,704
		6,687,173
Industrials - 14.9%
Boeing Company (The) (a)	3,300	696,828
Caterpillar, Inc.	1,250	307,562
Deere & Company	750	303,893
Emerson Electric Company	3,500	316,365
FedEx Corporation	500	123,950
General Dynamics Corporation	4,200	903,630
Honeywell International, Inc.	9,000	1,867,500
Lockheed Martin Corporation	6,000	2,762,280
Quanta Services, Inc.	4,200	825,090
Raytheon Technologies Corporation	13,500	1,322,460
TE Connectivity Ltd.	9,000	1,261,440
		10,690,998
Materials - 3.6%
Albemarle Corporation	4,000	892,360
Corteva, Inc.	4,000	229,200
Freeport-McMoRan, Inc.	25,000	1,000,000
Linde plc	800	304,864
Nucor Corporation	1,000	163,980
		2,590,404
Real Estate - 2.1%
Mid-America Apartment Communities, Inc.	10,000	1,518,600

Technology - 25.5%
Accenture plc - Class A	4,000	1,234,320
Adobe, Inc. (a)	500	244,495
Apple, Inc.	14,000	2,715,580
ASML Holding N.V.	450	326,137
Mastercard, Inc. - Class A	2,000	786,600
Microsoft Corporation	8,500	2,894,590
NVIDIA Corporation	14,000	5,922,280
ON Semiconductor Corporation (a)	4,500	425,610
Oracle Corporation	2,000	238,180
QUALCOMM, Inc.	3,000	357,120
Skyworks Solutions, Inc.	8,000	885,520

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Technology - 25.5% (Continued)
Texas Instruments, Inc.	5,700	$ 1,026,114
Visa, Inc. - Class A	5,000	1,187,400
		18,243,946
Utilities - 2.1%
Southern Company (The)	5,000	351,250
WEC Energy Group, Inc.	13,000	1,147,120
		1,498,370

Total Common Stocks (Cost $27,246,448)		$ 66,389,918

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $591,811)	4,000	$ 598,560

MONEY MARKET FUNDS - 7.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.99% (b) (Cost $5,386,574)	5,386,574	$ 5,386,574

Total Investments at Value - 101.0% (Cost $33,224,833)		$ 72,375,052

Liabilities in Excess of Other Assets - (1.0%)		(753,276)

Net Assets - 100.0%		$ 71,621,776

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Communications - 0.3%
Fox Corporation - Class A	3,000	$ 102,000
Sinclair, Inc.	8,000	110,560
		212,560
Consumer Discretionary - 2.6%
Dick's Sporting Goods, Inc.	1,000	132,190
Gildan Activewear, Inc.	10,000	322,400
Hasbro, Inc.	3,000	194,310
Service Corporation International	13,000	839,670
Toll Brothers, Inc.	2,000	158,140
		1,646,710
Consumer Staples - 5.3%
Bunge Ltd.	3,500	330,225
Celsius Holdings, Inc. (a)	12,000	1,790,280
Church & Dwight Company, Inc.	9,000	902,070
Molson Coors Beverage Company - Class B	5,800	381,872
		3,404,447
Energy - 5.8%
APA Corporation	9,000	307,530
Denbury, Inc. (a)	1,500	129,390
Devon Energy Corporation	10,000	483,400
Enphase Energy, Inc. (a)	6,000	1,004,880
Marathon Oil Corporation	21,000	483,420
Northern Oil and Gas, Inc.	8,000	274,560
ONEOK, Inc.	3,500	216,020
Ovintiv, Inc.	5,000	190,350
Par Pacific Holdings, Inc. (a)	1,000	26,610
PBF Energy, Inc. - Class A	8,000	327,520
Targa Resources Corporation	1,750	133,175
Vertex Energy, Inc. (a)	22,000	137,500
		3,714,355
Financials - 17.3%
American Financial Group, Inc.	8,600	1,021,250
Ares Management Corporation - Class A	7,000	674,450
Arthur J. Gallagher & Company	8,000	1,756,560
B. Riley Financial, Inc.	6,000	275,880
Banco Bilbao Vizcaya Argentaria S.A. - ADR	3,000	23,040
Berkley (W.R.) Corporation	16,762	998,345
Brown & Brown, Inc.	20,000	1,376,800
CME Group, Inc.	5,000	926,450
Intercontinental Exchange, Inc.	9,000	1,017,720
Morgan Stanley	9,565	816,851
Nasdaq, Inc.	24,000	1,196,400
Old Republic International Corporation	24,400	614,148

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Financials - 17.3% (Continued)
Voya Financial, Inc.	5,000	$ 358,550
		11,056,444
Health Care - 12.2%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	568,680
Bio-Techne Corporation	16,000	1,306,080
Centene Corporation (a)	4,000	269,800
Charles River Laboratories International, Inc. (a)	4,500	946,125
Chemed Corporation	2,500	1,354,175
GE HealthCare Technologies, Inc.	4,000	324,960
Laboratory Corporation of America Holdings	2,574	621,183
Penumbra, Inc. (a)	2,000	688,120
ResMed, Inc.	1,200	262,200
Teleflex, Inc.	3,950	956,019
Waters Corporation (a)	2,000	533,080
		7,830,422
Industrials - 17.5%
C.H. Robinson Worldwide, Inc.	4,000	377,400
Donaldson Company, Inc.	13,000	812,630
Expeditors International of Washington, Inc.	8,000	969,040
Fastenal Company	18,000	1,061,820
Graco, Inc.	13,000	1,122,550
Jacobs Solutions, Inc.	8,475	1,007,593
L3Harris Technologies, Inc.	5,250	1,027,793
MasTec, Inc. (a)	5,700	672,429
MSC Industrial Direct Company, Inc. - Class A	5,000	476,400
National Instruments Corporation	12,000	688,800
nVent Electric plc	4,200	217,014
Pentair plc	3,200	206,720
Snap-on, Inc.	1,475	425,080
Waste Connections, Inc.	10,500	1,500,765
Woodward, Inc.	5,000	594,550
		11,160,584
Materials - 9.4%
Albemarle Corporation	3,700	825,433
American Vanguard Corporation	6,000	107,220
Ashland, Inc.	6,000	521,460
ATI, Inc. (a)	2,200	97,306
CF Industries Holdings, Inc.	3,000	208,260
Livent Corporation (a)	6,500	178,295
Martin Marietta Materials, Inc.	3,000	1,385,070
Packaging Corporation of America	6,000	792,960
Steel Dynamics, Inc.	14,000	1,525,020

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Valvoline, Inc.	9,236	$ 346,442
		5,987,466
Real Estate - 3.6%
Mid-America Apartment Communities, Inc.	15,000	2,277,900

Technology - 15.3%
Advanced Micro Devices, Inc. (a)	1,964	223,719
Allegro MicroSystems, Inc. (a)	3,000	135,420
Analog Devices, Inc.	3,671	715,148
ANSYS, Inc. (a)	3,000	990,810
Arrow Electronics, Inc. (a)	9,100	1,303,393
Broadridge Financial Solutions, Inc.	3,500	579,705
InterDigital, Inc.	1,000	96,550
Lam Research Corporation	1,075	691,074
Microchip Technology, Inc.	8,800	788,392
NVIDIA Corporation	10,000	4,230,200
		9,754,411
Utilities - 0.2%
Atmos Energy Corporation	1,150	133,791

Total Common Stocks (Cost $18,352,324)		$ 57,179,090

EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
Invesco S&P MidCap 400 Equal Weight ETF	8,000	$ 728,039
SPDR S&P MidCap 400 ETF	2,500	1,197,275
Vanguard Mid-Cap Value ETF	5,000	691,900
Total Exchange-Traded Funds (Cost $2,590,790)		$ 2,617,214

MONEY MARKET FUNDS - 9.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.99% (b) (Cost $5,804,569)	5,804,569	$ 5,804,569

Total Investments at Value - 102.7% (Cost $26,747,683)		$ 65,600,873

Liabilities in Excess of Other Assets - (2.7%)		(1,700,950)

Net Assets - 100.0%		$ 63,899,923

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.